Share-Based Payment Arrangements (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Employee Share Options
Information on employee share options granted from July 2010 to 2016 is as follows:

	For the nine months ended September 30
	2019		2020
	Number of Options	Weighted- average Exercise Price Per Option	Number of Options	Weighted- average Exercise Price Per Option
Balance at January 1	6,822,523	$1.41	6,670,356	$1.43
Options forfeited	(32,167)	2.26	—	—

Balance at September 30	6,790,356	1.41	6,670,356	1.43

Options exercisable, end of period	6,790,356	1.41	6,670,356	1.43

Weighted-average fair value of options granted	$—		$—

Information on employee share options granted in September 2017 is as follows:

	For the nine months ended September 30
	2019		2020
	Number of Options	Weighted- average Exercise Price Per Option	Number of Options	Weighted- average Exercise Price Per Option
Balance at January 1	698,167	$1.28	501,167	$1.28
Options forfeited	(197,000)	1.28	—	—

Balance at September 30	501,167	1.28	501,167	1.28

Options exercisable, end of period	—	—	501,167	1.28

Weighted-average fair value of options granted	$—		$—

Summary of Outstanding Options
Information on outstanding options as of September 30, 2020 is as follows:

July 2010		July 2011		July 2012		July 2013		July 2014		July 2015		July 2016		September 2017
Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)
$0.20-$0.80	0	$0.20-$0.80	0.7	$0.80	1.7	$0.80-$1.36	2.7	$1.36	3.7	$1.36-$1.88	4.7	$2.26	5.7	$1.28	6.9

Summary of Options Granted Priced Using Binomial Option Pricing Model
Options granted in July of 2010, 2011, 2012, 2013, 2014, 2015, 2016 and September 2017 were priced using the binomial option pricing model, and the inputs to the model were as follows:

	July 2010	July 2011	July 2012	July 2013	July 2014	July 2015	July 2016	September 2017
Grant-date share price	$0.80	$0.80	$1.25	$1.36	$1.36	$1.88	$2.26	$1.28
Exercise price	$0.20-$0.80	$0.20-$0.80	$0.80	$0.80-$1.36	$1.36	$1.36-$1.88	$2.26	$1.28
Expected volatility	59.16%	54.26%-54.44%	52.25%	50.58%	50.86%	36.37%	39.34%	38.33%
Expected life (years)	10	10	10	10	10	10	10	10
Expected dividend yield	—	—	—	—	—	—	—	—
Risk-free interest rate	2.954%	2.96%-3.22%	1.61%	2.5%	2.58%	2.43%	1.46%	1.10%

Summary of Long Term Incentive Plan
The Company’s 2017 LTIP is described as follows:

	For the nine months Ended September 30
	2019	2020
Balance at January 1	1,479,334	1,160,001
Awards forfeited	(319,333)	(253,000)

Balance at September 30	1,160,001	907,001

Balance exercisable, end of period	815,000	1,354,333

The Company’s 2018 LTIP is described as follows:

	For the nine months Ended September 30
	2019	2020
Balance at January 1	241,142	168,089
Awards forfeited	(73,053)	(38,466)

Balance at September 30	168,089	129,623

Balance exercisable, end of period	56,030	136,410

The Company’s 2019 LTIP is described as follows:

	For the nine months Ended September 30
	2019	2020
Balance at January 1	—	491,020
Awards granted	491,020	—
Awards forfeited	—	(104,070)

Balance at September 30	491,020	386,950

Balance exercisable, end of period	—	163,673